Accrued Expenses (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses [Abstract]
Accrued loan and swap interest	$ 1,188,141	$ 1,206,238
Accrued vessel voyage and operating expenses	620,230	486,503
Accrued professional fees	280,637	180,120
Accrued finance expenses	100,000	0
Other sundry liabilities and accruals	66,037	40,475
Total	$ 2,255,045	$ 1,913,336